Fair Value Measurements - Schedule of Valuation of the Public Rights (Details) - Level 3 [Member]	Dec. 18, 2025
Unit price [Member]
Fair Value Measurements [Line Items]
Public rights, measurement input	9.95
Stock price [Member]
Fair Value Measurements [Line Items]
Public rights, measurement input	9.8
Pre-adjusted value per Right [Member]
Fair Value Measurements [Line Items]
Public rights, measurement input	0.98
Market adjustment [Member]
Fair Value Measurements [Line Items]
Public rights, measurement input	0.1513	[1]

[1]	The Market adjustment reflects additional factors, which may include the likelihood of Business Combination occurring, market perception of lack of available or suitable targets, or possible post-acquisition decline of stock price prior to conversion of the Public Rights. The adjustment is determined by comparing traded Public Right prices to simulated model outputs. The market adjustment was determined by calibrating traded Public Rights prices as of the valuation dates.